RELATED-PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Summary of Balance Sheet Assets and Liabilities from Related Parties
The following table is a summary of balance sheet assets and liabilities from related parties:

	December 31, 2021	December 31, 2020	Financial Statement Line Item
Marketing Agreement	$1,000	$1,000	Intangibles, net
Marketing Agreement	$—	$20,000	Accrued liabilities